Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,535,115	$ 23,762,536	$ 41,200,205
Subtotal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	15,960,527	22,018,392	37,657,068
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,584,754	15,034,800	32,127,083
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,375,773	6,983,592	5,529,985
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,574,588	$ 1,744,144	$ 3,543,137